Inventories - Summary of Inventories (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Classes of current inventories [abstract]
Finished goods	$ 11,567,645	$ 352,780	$ 9,942,163
Work in process	6,374,902	194,416	5,976,497
Raw materials	34,600,519	1,055,215	39,600,020
Supplies	3,544,043	108,083	3,106,039
Raw materials and supplies in transit	1,226,829	37,415	1,033,635
Inventories	$ 57,313,938	$ 1,747,909	$ 59,658,354